Above / below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 30,383	$ 34,579
Total	(11,678)	0
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	8,371
2023	8,371
2024	8,385
2025	5,256
2026	0
Total	30,383	34,579
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	(2,834)
2023	(2,834)
2024	(2,841)
2025	(2,823)
2026	(346)
Total	$ (11,678)	$ 0